Subsequent Events (Details Narrative) - USD ($)	12 Months Ended
	Aug. 31, 2017	Feb. 24, 2017	Aug. 31, 2016
Common shares sold for cash, Amount	$ 17,500
Common Stock, Shares Issued	23,977,264	1,632,264	22,170,000
Subsequent Event [Member]
Common shares sold for cash, Amount	$ 85,000
Common Stock, Shares Issued	850,000